Loans to Third Parties (Details)			6 Months Ended
	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 01, 2022
Loans to Third Parties [Line Items]
Amendments period			September 25, 2020 to May 16, 2021	September 25, 2020 to May 16, 2021
Working capital loan			$ 61,274,530	¥ 444,320,000
Coupon interest rate			5.00%	5.00%			6.00%
Collected value					$ 4,573,358	¥ 33,162,788
Agreement amount settled	$ 56,701,172	¥ 411,157,212
Minimum [Member]
Loans to Third Parties [Line Items]
Loans to third parties			4.00%	4.00%
Maximum [Member]
Loans to Third Parties [Line Items]
Loans to third parties			5.00%	5.00%